MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
MARKETABLE SECURITIES
Schedule of marketable securities
Total Marketable Securities (FVTOCI)
Balance as at December 31, 2023	$263
Additions	3,402
Disposals	(432)
Loss recorded in other comprehensive loss	(845)
Balance as at December 31, 2024	$2,388
Additions	1,120
Disposals	(2,743)
Gain on marketable securities	3
Gain recorded in other comprehensive income	1,238
Balance as at December 31, 2025	$2,006